Related parties	12 Months Ended
Dec. 31, 2019
Related parties
29 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 30 – Related parties” in VI –Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2019	2018
Assets (CHF million)
Net loans	7,258	5,305
Other assets	665	508
Total assets	7,923	5,813
Liabilities (CHF million)
Due to banks/customer deposits	1,268	1,338
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108	0
Short-term borrowings	485	493
Long-term debt	32,764	23,456
Other liabilities	1,401	1,122
Total liabilities	36,026	26,409
Related party revenues and expenses
in	2019	2018	2017
Revenues (CHF million)
Interest and dividend income	(5)	10	2
Interest expense	(1,307)	(924)	(574)
Net interest income	(1,312)	(914)	(572)
Commissions and fees	80	87	46
Other revenues	104	72	67
Net revenues	(1,128)	(755)	(459)
Expenses (CHF million)
Total operating expenses	1,867	1,642	1,044
Related party guarantees
end of	2019	2018
Guarantees (CHF million)
Credit guarantees and similar instruments	5	5
Total guarantees	5	5